Long-term Debt and Capital Lease Obligations (Tables)	3 Months Ended
Mar. 31, 2016
Long Term Debt and Capital Lease Obligations (Tables) [Abstract]
Schedule of long-term debt
	March 31,	December 31,
	2016	2015

Amended 2012 Credit Agreement	$2.591.669	$2.611.580
Senior Notes	5.392.631	5.325.618
Equity-neutral convertible bonds	428.132	407.705
Accounts Receivable Facility	-	50.185
Capital lease obligations	44.415	40.621
Other	68.914	82.113
Long-term debt and capital lease obligations	$8.525.761	$8.517.822
Less current portion	(678.475)	(664.335)
Long-term debt and capital lease obligations, less current portion	$7.847.286	$7.853.487

2006 Senior Credit Agreement Table
	Maximum Amount Available		Balance Outstanding
	March 31, 2016		March 31, 2016 (1)
Revolving Credit USD	$1.000.000	$1.000.000	$47.476	$47.476
Revolving Credit EUR	€400.000	$455.400	€-	$-
USD Term Loan	$2.250.000	$2.250.000	$2.250.000	$2.250.000
EUR Term Loan	€270.000	$307.395	€270.000	$307.395
		$4.012.795		$2.604.871

	Maximum Amount Available		Balance Outstanding

	December 31, 2015		December 31, 2015 (1)
Revolving Credit USD	$1.000.000	$1.000.000	$25.110	$25.110
Revolving Credit EUR	€400.000	$435.480	€-	$-
USD Term Loan	$2.300.000	$2.300.000	$2.300.000	$2.300.000
EUR Term Loan	€276.000	$300.481	€276.000	$300.481
		$4.035.961		$2.625.591
(1) Amounts shown are excluding debt issuance costs.

Accounts Receiable Facility
	Maximum Amount Available(1)		Balance Outstanding(2)
	March 31,	December 31,	March 31,	December 31,
	2016	2015	2016	2015

Accounts Receivable Facility	$800.000	$800.000	$-	$51.000

(1) Subject to availability of sufficient accounts receivable meeting funding criteria.
(2) Amounts shown are excluding debt issuance costs.